Disclosures about major customers and credit risk	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue [text block]	D.34. Revenue from contracts with customers
D.34.1. Analysis of net sales
The table below sets forth Sanofi’s net sales for the years ended December 31, 2024, 2023 and 2022:

(€ million)		Europe	United States	Other countries	2024	Europe	United States	Other countries	2023(a)	Europe	United States	Other countries	2022(a)
Total Group		9,027	19,986	12,068	41,081	8,816	17,262	11,739	37,817	8,490	16,986	12,175	37,651
Immunology
of which	Dupixent	1,618	9,544	1,910	13,072	1,224	8,145	1,346	10,715	940	6,346	1,006	8,292
Rare diseases
of which	ALTUVIIIO	—	617	65	682	—	155	4	159	—	—	—	—
	Nexviazyme	201	361	105	667	100	272	53	425	17	158	21	196
	Cablivi	93	136	20	249	98	112	17	227	94	110	7	211
	Xenpozyme	46	81	24	151	31	52	8	91	15	5	1	21
	Enjaymo	17	58	30	105	6	42	24	72	—	17	5	22
Neurology
of which	Aubagio	152	187	40	379	437	460	58	955	511	1,420	98	2,029
Oncology
of which	Sarclisa	134	200	137	471	111	165	105	381	88	127	79	294
Other medicines
of which	Rezurock	28	425	17	470	5	303	2	310	1	206	—	207
	Tzield	1	52	1	54	—	25	—	25	—	—	—	—
Industrial sales		520	1	2	523	528	4	19	551	580	17	11	608
Vaccines
of which	Influenza Vaccines	640	1,433	482	2,555	694	1,406	569	2,669	681	1,737	559	2,977
	Polio/Pertussis/ Hib Vaccines	497	679	1,565	2,741	477	721	1,568	2,766	479	787	1,594	2,860
	RSV vaccines (Beyfortus)	440	1,068	178	1,686	140	407	—	547	—	—	—	—
	Meningitis, travel and endemics vaccines	204	736	376	1,316	157	730	379	1,266	112	767	430	1,309

Of which total launches		960	2,998	577	4,535	491	1,533	213	2,237	215	623	113	951
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
D.34.2. Other revenues

(€ million)	2024	2023(a)	2022(a)
VaxServe sales of non-Sanofi products	1,959	2,167	1,567
COVID-19 vaccine related revenues	—	509	257
Intragroup sales from continuing to discontinued operations (b)	163	188	208
Royalties	121	107	103
Other(c)	623	534	399
Total Biopharma Other revenues	2,866	3,505	2,534
Sales / Revenues from Opella products(d)	339	296	376
Total Other revenues	3,205	3,801	2,910
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.
(b)Revenues generated by legal entities within the scope of continuing operations from the manufacture of Opella products on behalf of legal entities within the scope of discontinued operations.
(c)This line mainly includes revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)Consumer Healthcare activities that will not be transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of
Opella products in China, the transfer of which will be finalized no earlier than 2028 after a transitional period required to complete the transfer plan agreed with Sanofi in the context of public tendering arrangements ; (ii) sales made by the dedicated entity Opella Russie, the equity interests in which will be retained by Sanofi. Sanofi will continue to distribute Opella products in Russian territory under the distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of this retained interest during the distribution agreement term ; and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).

Disclosure of disaggregation of revenue from contracts with customers [text block]	The table below sets forth Sanofi’s net sales for the years ended December 31, 2024, 2023 and 2022:

(€ million)		Europe	United States	Other countries	2024	Europe	United States	Other countries	2023(a)	Europe	United States	Other countries	2022(a)
Total Group		9,027	19,986	12,068	41,081	8,816	17,262	11,739	37,817	8,490	16,986	12,175	37,651
Immunology
of which	Dupixent	1,618	9,544	1,910	13,072	1,224	8,145	1,346	10,715	940	6,346	1,006	8,292
Rare diseases
of which	ALTUVIIIO	—	617	65	682	—	155	4	159	—	—	—	—
	Nexviazyme	201	361	105	667	100	272	53	425	17	158	21	196
	Cablivi	93	136	20	249	98	112	17	227	94	110	7	211
	Xenpozyme	46	81	24	151	31	52	8	91	15	5	1	21
	Enjaymo	17	58	30	105	6	42	24	72	—	17	5	22
Neurology
of which	Aubagio	152	187	40	379	437	460	58	955	511	1,420	98	2,029
Oncology
of which	Sarclisa	134	200	137	471	111	165	105	381	88	127	79	294
Other medicines
of which	Rezurock	28	425	17	470	5	303	2	310	1	206	—	207
	Tzield	1	52	1	54	—	25	—	25	—	—	—	—
Industrial sales		520	1	2	523	528	4	19	551	580	17	11	608
Vaccines
of which	Influenza Vaccines	640	1,433	482	2,555	694	1,406	569	2,669	681	1,737	559	2,977
	Polio/Pertussis/ Hib Vaccines	497	679	1,565	2,741	477	721	1,568	2,766	479	787	1,594	2,860
	RSV vaccines (Beyfortus)	440	1,068	178	1,686	140	407	—	547	—	—	—	—
	Meningitis, travel and endemics vaccines	204	736	376	1,316	157	730	379	1,266	112	767	430	1,309

Of which total launches		960	2,998	577	4,535	491	1,533	213	2,237	215	623	113	951
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation